Taxation - Schedule of Income Tax Expense/(Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Income Tax Expense Benefit Abstract
Current income tax expense/(benefit)	¥ (7,655)		¥ (1,889)	¥ 7,487
Total income tax expense/(benefit)	¥ (7,655)	$ (1,049)	¥ (1,889)	¥ 7,487